Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia Strategic New York Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Strategic New York Municipal Income Fund
Class Name	Class A
Trading Symbol	COLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the housing and continuing care retirement center (CCRC) sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| The Fund’s overweight to housing and underweight to special tax bonds added to relative performance.
Credit quality allocation
| Positive contributions to benchmark-relative performance came from the Fund’s underweight to AAA rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was a detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Selection in the charter school, special tax, and utility sectors detracted from the Fund’s relative performance.
Sector allocation
| An overweight to the CCRC sector detracted from the Fund’s relative performance.
Credit quality security selection
| Negative contributions to the Fund’s benchmark-relative performance came from security selection in AAA, AA and BBB rated bonds.
Credit quality allocation
| The Fund’s overweight to bonds rated BBB and below detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	1.94	0.74	1.94
Class A (including sales charges)	(1.13)	0.13	1.63
Bloomberg New York Municipal Bond Index	3.91	1.32	2.28
Bloomberg Municipal Bond Index	4.17	1.16	2.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 115,834,228
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,734
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 115,834,228
Total number of portfolio holdings	100
Management services fees (represents 0.47% of Fund average net assets)	$ 556,734
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%

Columbia Strategic New York Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Strategic New York Municipal Income Fund
Class Name	Class C
Trading Symbol	CNYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 122	1.21%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the housing and continuing care retirement center (CCRC) sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| The Fund’s overweight to housing and underweight to special tax bonds added to relative performance.
Credit quality allocation
| Positive contributions to benchmark-relative performance came from the Fund’s underweight to AAA rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was a detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Selection in the charter school, special tax, and utility sectors detracted from the Fund’s relative performance.
Sector allocation
| An overweight to the CCRC sector detracted from the Fund’s relative performance.
Credit quality security selection
| Negative contributions to the Fund’s benchmark-relative performance came from security selection in AAA, AA and BBB rated bonds.
Credit quality allocation
| The Fund’s overweight to bonds rated BBB and below detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	1.52	0.29	1.48
Class C (including sales charges)	0.54	0.29	1.48
Bloomberg New York Municipal Bond Index	3.91	1.32	2.28
Bloomberg Municipal Bond Index	4.17	1.16	2.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 115,834,228
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,734
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 115,834,228
Total number of portfolio holdings	100
Management services fees (represents 0.47% of Fund average net assets)	$ 556,734
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%

Columbia Strategic New York Municipal Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic New York Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CNYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the housing and continuing care retirement center (CCRC) sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| The Fund’s overweight to housing and underweight to special tax bonds added to relative performance.
Credit quality allocation
| Positive contributions to benchmark-relative performance came from the Fund’s underweight to AAA rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was a detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Selection in the charter school, special tax, and utility sectors detracted from the Fund’s relative performance.
Sector allocation
| An overweight to the CCRC sector detracted from the Fund’s relative performance.
Credit quality security selection
| Negative contributions to the Fund’s benchmark-relative performance came from security selection in AAA, AA and BBB rated bonds.
Credit quality allocation
| The Fund’s overweight to bonds rated BBB and below detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	2.23	0.99	2.19
Bloomberg New York Municipal Bond Index	3.91	1.32	2.28
Bloomberg Municipal Bond Index	4.17	1.16	2.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 115,834,228
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,734
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 115,834,228
Total number of portfolio holdings	100
Management services fees (represents 0.47% of Fund average net assets)	$ 556,734
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%

Columbia Strategic New York Municipal Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic New York Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CNYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the housing and continuing care retirement center (CCRC) sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| The Fund’s overweight to housing and underweight to special tax bonds added to relative performance.
Credit quality allocation
| Positive contributions to benchmark-relative performance came from the Fund’s underweight to AAA rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was a detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Selection in the charter school, special tax, and utility sectors detracted from the Fund’s relative performance.
Sector allocation
| An overweight to the CCRC sector detracted from the Fund’s relative performance.
Credit quality security selection
| Negative contributions to the Fund’s benchmark-relative performance came from security selection in AAA, AA and BBB rated bonds.
Credit quality allocation
| The Fund’s overweight to bonds rated BBB and below detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	2.25	1.02	2.21
Bloomberg New York Municipal Bond Index	3.91	1.32	2.28
Bloomberg Municipal Bond Index	4.17	1.16	2.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 115,834,228
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,734
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 115,834,228
Total number of portfolio holdings	100
Management services fees (represents 0.47% of Fund average net assets)	$ 556,734
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%

Columbia Strategic New York Municipal Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Strategic New York Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CNTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the housing and continuing care retirement center (CCRC) sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| The Fund’s overweight to housing and underweight to special tax bonds added to relative performance.
Credit quality allocation
| Positive contributions to benchmark-relative performance came from the Fund’s underweight to AAA rated bonds.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was a detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Selection in the charter school, special tax, and utility sectors detracted from the Fund’s relative performance.
Sector allocation
| An overweight to the CCRC sector detracted from the Fund’s relative performance.
Credit quality security selection
| Negative contributions to the Fund’s benchmark-relative performance came from security selection in AAA, AA and BBB rated bonds.
Credit quality allocation
| The Fund’s overweight to bonds rated BBB and below detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	2.27	1.06	2.21
Bloomberg New York Municipal Bond Index	3.91	1.32	2.28
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 115,834,228
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 556,734
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 115,834,228
Total number of portfolio holdings	100
Management services fees (represents 0.47% of Fund average net assets)	$ 556,734
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%